Long-Term Debt - Summary of Longterm Debt (Parenthetical) (Detail) - CAD ($) $ in Millions		12 Months Ended
	Feb. 16, 2021	Jan. 31, 2023	Jan. 31, 2022
Disclosure of detailed information about borrowings [line items]
Unamortized Transaction Costs			$ 3.6
Term facility B-1 [member]
Disclosure of detailed information about borrowings [line items]
Unamortized Transaction Costs	$ 29.2	$ 3.1
Term facility B-2 [member]
Disclosure of detailed information about borrowings [line items]
Unamortized Transaction Costs		$ 20.1